Income Taxes Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Income tax benefit	$ 365	$ (3)	$ (35)
Deferred Tax, State NOL	$ 57